Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	€ 3,196	€ 3,282	€ 3,721
Increases	4,200	52	(424)
Decreases	(17)	0	0
Others	7	(274)	(16)
Balance at the end	7,385	3,196	3,282
Depreciation charges		700	700
Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	10,321	9,810	9,736
Increases	5,655	761	292
Decreases	(41)	(113)	0
Others	7	(137)	(218)
Balance at the end	15,941	10,321	9,810
Gross | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning		9,810
Balance at the end			9,810
Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(7,124)	(6,528)	(6,015)
Increases	(1,455)	(709)	(716)
Decreases	24	113	0
Others	0	(137)	202
Balance at the end	(8,555)	(7,124)	(6,528)
Land | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	172	172	172
Increases	0	0	0
Decreases		0	0
Others		0	0
Balance at the end	172	172	172
Buildings | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	3,407	3,407	3,407
Increases	86	0	0
Decreases	(23)	0	0
Others		0	0
Balance at the end	3,470	3,407	3,407
Buildings | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(1,931)	(1,737)	(1,542)
Increases	(196)	(194)	(196)
Decreases	23	0	0
Others		0	0
Balance at the end	(2,104)	(1,931)	(1,737)
Technical facilities, equipment and tooling
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions		300
Technical facilities, equipment and tooling | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	5,118	4,856	4,748
Increases	357	336	108
Decreases	(18)	(75)	0
Others		0	0
Balance at the end	5,457	5,118	4,856
Technical facilities, equipment and tooling | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(4,091)	(3,782)	(3,396)
Increases	(355)	(384)	(386)
Decreases	1	75	0
Others		0	0
Balance at the end	(4,446)	(4,091)	(3,782)
Other property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Acquisitions		200
Other property, plant and equipment | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	1,422	1,203	1,157
Increases	97	223	46
Decreases		(4)	0
Others		0	0
Balance at the end	1,519	1,422	1,203
Other property, plant and equipment | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(1,087)	(976)	(874)
Increases	(128)	(116)	(102)
Decreases		4	0
Others		0	0
Balance at the end	(1,216)	(1,087)	(976)
Property, plant and equipment in progress | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	59	137	0
Increases	5	59	137
Decreases		0	0
Others		(137)	0
Balance at the end	65	59	137
Right of use | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	143	34	252
Increases	5,109	143	0
Decreases		(34)	0
Others	7	0	(218)
Balance at the end	5,259	143	34
Right of use | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(14)	(33)	(203)
Increases	(776)	(16)	(32)
Decreases		34	0
Others	0	0	202
Balance at the end	€ (790)	€ (14)	€ (33)